S000006332 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.05%	9.83%	9.78%
I Class
Prospectus [Line Items]
Average Annual Return, Percent		15.61%	12.87%	11.16%
I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.75%	10.59%	9.49%
I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.79%	10.07%	8.92%
N Class
Prospectus [Line Items]
Average Annual Return, Percent		15.53%	12.76%	11.04%

[1]	The Fund has adopted this broad-based index as its primary benchmark index in response to regulatory requirements.
[2]
The Russell MidCap® Value Index, the Fund’s secondary benchmark index, measures the performance of those companies in the Russell MidCap® Index with lower price-to-book ratios and lower forecasted growth values.